                                         SUPPLEMENT DATED AUGUST 2, 2006 TO THE
                                                  VARIABLE ANNUITY CONTRACT AND
                                                 VARIABLE LIFE INSURANCE POLICY
                                                      PROSPECTUSES LISTED BELOW

This supplement describes changes to the Prospectuses dated May 1, 2006 or May 2, 2005, as supplemented, for the below-listed variable annuity contracts and variable life insurance policies issued by MetLife Insurance Company of Connecticut, MetLife Life and Annuity Company of Connecticut, First Citicorp Life Insurance Company and Citicorp Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your Prospectus for future reference.

CHANGES TO VARIABLE FUNDING OPTIONS

On August 1, 2006, Legg Mason Partners Fund Advisor, LLC (LMPFA) will become the investment manager of the investment portfolios listed below, one or more of which is available as a Variable Funding Option in your variable annuity contract, or as an Investment Option in your variable life insurance policy (please refer to your Prospectus for the portfolios available in your product).

In addition, on August 1, 2006, CAM North America, LLC (CAM N.A.), Batterymarch Financial Management, Inc. (Batterymarch), Western Asset Management Company (Western Asset) and/or Western Asset Management Company Limited (Western Asset Limited) will become the subadviser(s) of the investment portfolios listed below. LMPFA, CAM N.A., Batterymarch, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc.

Please note that our forms and communications with you may continue temporarily to refer to the investment managers and/or subadvisers that the investment portfolios listed above had before August 1, 2006 until we are able to revise such documents.

Replace the subadviser information under "THE ANNUITY CONTRACT--The Variable Funding Options"(for variable annuity contracts) or "The Funds" (for variable life insurance policies) with the following:


FUND                                                                                         NEW SUBADVISER(S)
----                                                                                         --------------------------
Legg Mason Partners Variable Lifestyle Balanced Portfolio                                    CAM N.A.

Legg Mason Partners Variable Lifestyle Growth Portfolio                                      CAM N.A.

Legg Mason Partners Variable Lifestyle High Growth Portfolio                                 CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio All Cap Growth and Value          CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio Large Cap Growth and Value        CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio Global All Cap Growth and Value   CAM N.A.

Legg Mason Partners Variable Multiple Discipline Portfolio Balanced All Cap Growth and Value CAM N.A. and Western Asset

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

FUND                                                                                              NEW SUBADVISER(S)
----                                                                                              --------------------------
Legg Mason Partners Variable Appreciation Portfolio                                               CAM N.A.

Legg Mason Partners Variable Capital and Income Portfolio                                         CAM N.A. and Western Asset

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Growth and Income
  Portfolio                                                                                       CAM N.A.

Legg Mason Partners Variable Equity Index Portfolio                                               Batterymarch

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Aggressive Growth
  Portfolio                                                                                       CAM N.A.

Legg Mason Partners Variable Fundamental Value Portfolio                                          CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Aggressive
  Growth Portfolio                                                                                CAM N.A.

Legg Mason Partners Variable International All Cap Growth Portfolio                               CAM N.A.

Legg Mason Partners Variable Portfolios III, Inc. - Legg Mason Partners Variable Large Cap Growth
  Portfolio                                                                                       CAM N.A.

Legg Mason Partners Variable Large Cap Value Portfolio                                            CAM N.A.

Legg Mason Partners Variable Mid Cap Core Portfolio                                               CAM N.A.

Legg Mason Partners Variable Social Awareness Stock Portfolio                                     CAM N.A.

Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio                          CAM N.A.

Legg Mason Partners Investment Series - Legg Mason Partners Variable Growth and Income
  Portfolio                                                                                       CAM N.A.

Legg Mason Partners Variable Dividend Strategy Portfolio                                          CAM N.A.

Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio                             CAM N.A.

Legg Mason Partners Variable All Cap Portfolio                                                    CAM N.A.

Legg Mason Partners Variable Investors Portfolio                                                  CAM N.A.

Legg Mason Partners Variable Portfolios, Inc. - Legg Mason Partners Variable Large Cap Growth
  Portfolio                                                                                       CAM N.A.

Legg Mason Partners Variable Small Cap Growth Portfolio                                           CAM N.A.

Legg Mason Partners Variable Total Return Portfolio                                               CAM N.A and Western Asset

Legg Mason Partners Variable Portfolios II - Legg Mason Partners Variable Diversified Strategic   Western Asset and Western
  Income Portfolio                                                                                  Asset Limited

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

FUND                                                          NEW SUBADVISER(S)
----                                                          ---------------------------
Legg Mason Partners Variable Adjustable Rate Income Portfolio Western Asset

Legg Mason Partners Variable High Income Portfolio            Western Asset

Legg Mason Partners Variable Money Market Portfolio           Western Asset

Legg Mason Partners Variable Government Portfolio             Western Asset

Legg Mason Partners Variable High Yield Bond Portfolio*       Western Asset

Legg Mason Partners Variable Strategic Bond Portfolio         CAM N.A., Western Asset and
                                                                Western Asset Limited

--------
* Also, on September 1, 2006, the name of the Legg Mason Partners Variable High Yield Bond Portfolio will be changed to the Legg Mason Partners Variable Global High Yield Bond Portfolio. There will be no change in the portfolio's investment objective or investment policies as a result of the name change. Our forms and communications with you may temporarily continue to refer to the portfolio by its previous name until we are able to revise such documents

Supplement to the following variable annuity contract prospectuses dated May 2, 2005 (as supplemented):

CitiVariable Flexible Premium Deferred Variable Annuity (issued by Citicorp Life Insurance Company)

CitiElite Annuity (issued by First Citicorp Life Insurance Company and by Citicorp Life Insurance Company)

Supplement to the following variable annuity contract prospectuses dated May 1, 2006 (as supplemented):

Gold Track Select                                  Premier Advisers (Class II)
Gold Track                                         Premier Advisers Asset Manager
Index Annuity                                      Premier Advisers II
Marquis Portfolios                                 Premier Advisers III
MetLife Access                                     Premier Advisers III (Series II)
MetLife Access Select                              Premier Advisers L
MetLife Retirement Account                         Premier Advisers L (Series II)
MetLife Retirement Perspectives                    PrimElite
Pioneer Annuistar                                  PrimElite II
Pioneer Annuistar Flex                             Protected Equity Portfolio
Pioneer Annuistar Plus                             Unallocated Group Variable Annuity Contract
Pioneer Annuistar Value                            Universal Annuity
Portfolio Architect                                Universal Annuity Advantage
Portfolio Architect 3
Portfolio Architect Access
Portfolio Architect II
Portfolio Architect L
Portfolio Architect Plus
Portfolio Architect Select
Portfolio Architect XTRA
Premier Advisers (Class I)

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

Universal Select Annuity                           Vintage XTRA
Vintage                                            Vintage XTRA (Series II)
Vintage 3
Vintage Access                                     CitiVariable Flexible Premium Deferred Variable
                                                     Annuity (issued by First Citicorp Life
                                                     Insurance Company)
Vintage II
Vintage II (Series II)
Vintage L

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

Supplement to the following variable life insurance policy prospectuses dated May 2, 2005 (as supplemented):

   InVest
   MarketLife
   MetLife Variable Life Accumulator
   MetLife Variable Life Accumulator (Series 2)
   MetLife Variable Survivorship Life Insurance
   Portfolio Architect Life
   VintageLife

Supplement to the following variable life insurance policy prospectuses dated May 1, 2006 (as supplemented):

   Corporate Owned Variable Universal Life Insurance 2000 Policy
   Corporate Owned Variable Universal Life Insurance III Policy
   Corporate Owned Variable Universal Life Insurance IV Policy
   Corporate Owned Variable Universal Life Insurance Policy
   Corporate Owned Variable Universal Life Insurance Policy - Series 2 Corporate Select Policy
   MetLife Variable Life
   MetLife Variable Life Accumulator Series III
   MetLife Variable Survivorship Life II

                                                                    August 2006

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